COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchase obligations and lease commitments [Abstract]
Purchase Obligation Description	purchase obligations at December 31, 2011 totaling approximately $1.4 billion over a period of approximately 15 years for materials, supplies and energy incident to the ordinary conduct of business
Percentage of Operating Lease Commitments related to machinery and equipment (in hundredths)	10.00%
Percentage of Operating Lease Commitments related to real property (in hundredths)	60.00%
Percentage of Operating Lease Commitments related to railcars (in hundredths)	30.00%
Rental expense, net of sublease income	$ 48	$ 39	$ 33
Payment Due [Abstract]
2012	543
2013	365
2014	235
2015	477
2016	218
2017 and beyond	2,142
Total	3,980
Accounts Receivable Securitization Program [Abstract]
Accounts receivable securitization program		200
Increase in trade receivables under the securitization program		200
Guarantees [Abstract]
Operating Lease Residual Value Guarantees	184
Operating Lease Residual Value Guarantees Expiring in next fiscal year	139
Operating Lease Residual Value Guarantees Expiring in Three Years and Thereafter	45
Maximum potential future payment, other guarantees	80
Notes and Debentures [Member]
Payment Due [Abstract]
2012	147
2013	0
2014	0
2015	250
2016	0
2017 and beyond	1,195
Total	1,592
Credit Facility Borrowing and Other [Member]
Payment Due [Abstract]
2012	6
2013	0
2014	0
2015	0
2016	0
2017 and beyond	0
Total	6
Interest Payable [Member]
Payment Due [Abstract]
2012	87
2013	81
2014	81
2015	82
2016	74
2017 and beyond	454
Total	859
Purchase Obligations [Member]
Payment Due [Abstract]
2012	276
2013	264
2014	143
2015	137
2016	137
2017 and beyond	461
Total	1,418
Operating Leases [Member]
Payment Due [Abstract]
2012	27
2013	20
2014	11
2015	8
2016	7
2017 and beyond	32
Total	$ 105